Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill	$ 512,060,000	$ 514,426,000	$ 444,084,000
Long-term Debt	415,125,000
Advertising costs	4,800,000	4,000,000	3,300,000
Document Fiscal Year Focus	2014
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 414,800,000